FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	COMMUNICATIONS — 10.9%
11,065	Alphabet, Inc. - Class A1	$3,181,851
8,844	Alphabet, Inc. - Class C1	2,536,990
17,263	AT&T, Inc.[1]	500,454
132	Booking Holdings, Inc.[1]	555,762
6,097	Comcast Corp. - Class A1	175,045
4,793	Meta Platforms, Inc. - Class A1	2,742,219
9,325	Netflix, Inc.*,1	896,599
6,778	Uber Technologies, Inc.*,1	487,542
10,267	Verizon Communications, Inc.[1]	515,403
3,928	Walt Disney Co.[1]	378,581
		11,970,446
	CONSUMER DISCRETIONARY — 9.0%
21,230	Amazon.com, Inc.*,1	4,421,572
2,172	Home Depot, Inc.[1]	714,349
1,224	Lowe's Cos., Inc.[1]	289,207
2,913	McDonald's Corp.[1]	905,331
9,030	NIKE, Inc. - Class B1	476,965
4,650	Starbucks Corp.[1]	416,594
5,978	Tesla, Inc.*,1	2,222,321
2,429	TJX Cos., Inc.[1]	387,911
		9,834,250
	CONSUMER STAPLES — 5.2%
4,343	Altria Group, Inc.[1]	286,594
10,016	Coca-Cola Co.[1]	761,717
2,039	Colgate-Palmolive Co.[1]	173,784
1,006	Costco Wholesale Corp.[1]	1,002,409
3,338	Mondelez International, Inc. - Class A1	192,402
3,537	PepsiCo, Inc.[1]	549,261
4,027	Philip Morris International, Inc.[1]	665,824
5,909	Procter & Gamble Co.[1]	853,496
9,953	Walmart, Inc.[1]	1,236,959
		5,722,446
	ENERGY — 4.1%
6,661	Chevron Corp.[1]	1,378,161
4,348	ConocoPhillips[1]	573,936
14,841	Exxon Mobil Corp.[1]	2,517,924
		4,470,021
	FINANCIALS — 12.4%
1,522	American Express Co.[1]	460,375
15,020	Bank of America Corp.[1]	732,225

FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
5,195	Berkshire Hathaway, Inc. - Class B*,1	$2,489,444
409	BlackRock, Inc.[1]	393,339
4,732	Charles Schwab Corp.[1]	444,713
6,450	Chubb Ltd.[1]	2,102,248
4,001	Citigroup, Inc.[1]	453,753
850	Goldman Sachs Group, Inc.[1]	719,092
6,085	JPMorgan Chase & Co.	1,789,964
2,323	Mastercard, Inc. - Class A1	1,160,710
3,422	Morgan Stanley[1]	563,159
2,651	PayPal Holdings, Inc.	119,905
3,476	U.S. Bancorp[1]	180,787
4,781	Visa, Inc. - Class A1	1,445,009
7,018	Wells Fargo & Co.[1]	558,703
		13,613,426
	HEALTH CARE — 9.2%
7,036	Abbott Laboratories[1]	722,386
3,947	AbbVie, Inc.[1]	858,433
1,202	Amgen, Inc.[1]	422,924
4,545	Bristol-Myers Squibb Co.[1]	275,654
5,136	CVS Health Corp.[1]	368,868
1,403	Danaher Corp.[1]	266,009
899	Elevance Health, Inc.[1]	263,182
1,773	Eli Lilly & Co.[1]	1,630,752
2,770	Gilead Sciences, Inc.[1]	386,055
1,434	Intuitive Surgical, Inc.*,1	661,060
5,380	Johnson & Johnson[1]	1,315,087
5,190	Medtronic PLC[1]	449,713
5,542	Merck & Co., Inc.[1]	666,647
12,695	Pfizer, Inc.[1]	356,476
839	Thermo Fisher Scientific, Inc.[1]	412,394
3,665	UnitedHealth Group, Inc.[1]	991,712
		10,047,352
	INDUSTRIALS — 8.4%
2,184	3M Co.[1]	317,182
3,219	Boeing Co.*,1	640,678
1,925	Caterpillar, Inc.[1]	1,363,785
1,033	Deere & Co.[1]	581,889
1,597	Eaton Corp. PLC	571,199
2,310	Emerson Electric Co.	302,656
709	FedEx Corp.[1]	252,532
4,337	General Electric Co. DBA GE Aerospace[1]	1,230,710

FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,610	Honeywell International, Inc.[1]	$589,938
838	Lockheed Martin Corp.[1]	506,479
5,513	RTX Corp.	1,063,458
1,935	Union Pacific Corp.[1]	469,470
2,411	United Parcel Service, Inc. - Class B1	237,194
4,953	Waste Management, Inc.[1]	1,138,150
		9,265,320
	MATERIALS — 2.3%
5,040	Linde PLC[1]	2,498,630
	REAL ESTATE — 1.4%
8,903	American Tower Corp., REIT[1]	1,536,480
	TECHNOLOGY — 31.6%
1,853	Accenture PLC[1]	367,431
1,250	Adobe, Inc.*,1	303,850
3,604	Advanced Micro Devices, Inc.*,1	733,162
28,104	Apple, Inc.	7,132,514
1,764	Applied Materials, Inc.[1]	602,917
10,455	Broadcom, Inc.[1]	3,235,927
30,453	Cisco Systems, Inc.[1]	2,362,848
9,927	Intel Corp.*,1	438,078
2,794	International Business Machines Corp.[1]	677,238
833	Intuit, Inc.[1]	360,173
2,781	Lam Research Corp.	594,188
2,484	Micron Technology, Inc.	839,195
14,136	Microsoft Corp.[1]	5,232,723
46,217	NVIDIA Corp.[1]	8,060,245
5,027	Oracle Corp.[1]	739,522
6,829	Palantir Technologies, Inc. - Class A*,1	998,946
2,372	QUALCOMM, Inc.[1]	305,466
878	S&P Global, Inc.[1]	373,448
2,845	Salesforce, Inc.[1]	531,076
3,101	ServiceNow, Inc.*,1	324,210
2,011	Texas Instruments, Inc.	390,416
		34,603,573
	UTILITIES — 2.6%
5,538	Duke Energy Corp.[1]	725,146

FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
14,830	NextEra Energy, Inc.	$1,377,411
7,841	Southern Co.[1]	756,813
		2,859,370
	TOTAL COMMON STOCKS
	(Cost $104,829,441)	106,421,314

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 16.7%
	CALL OPTIONS — 4.0%
	S&P 500 Index
78	Exercise Price: $7,000.01, Notional Amount: $54,600,078, Expiration Date: October 22, 2027*	4,409,691
	TOTAL CALL OPTIONS
	(Cost $4,095,078)	4,409,691
	PUT OPTIONS — 12.7%
	S&P 500 Index
78	Exercise Price: $6,000.01, Notional Amount: $46,800,078, Expiration Date: October 22, 2027*	2,923,726
174	Exercise Price: $6,791.69, Notional Amount: $118,175,406, Expiration Date: October 22, 2027*	10,841,328
	S&P 500 Mini Index
14	Exercise Price: $679.17, Notional Amount: $950,838, Expiration Date: October 22, 2027*	87,286
	TOTAL PUT OPTIONS
	(Cost $10,932,326)	13,852,340
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $15,027,404)	18,262,031

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
1,994,637	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	1,994,637
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,994,637)	1,994,637
	TOTAL INVESTMENTS — 115.6%
	(Cost $121,851,482)	126,677,982
	Liabilities in Excess of Other Assets — (15.6)%	(17,122,173)
	TOTAL NET ASSETS — 100.0%	$109,555,809

FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (14.0)%
	CALL OPTIONS — (9.0)%
	3M Co.
(5)	Exercise Price: $144.00, Notional Amount: $(72,000), Expiration Date: April 2, 2026*	$(1,050)
	Abbott Laboratories
(17)	Exercise Price: $105.00, Notional Amount: $(178,500), Expiration Date: April 2, 2026*	(306)
	AbbVie, Inc.
(9)	Exercise Price: $210.00, Notional Amount: $(189,000), Expiration Date: April 2, 2026*	(7,200)
	Accenture PLC
(4)	Exercise Price: $192.50, Notional Amount: $(77,000), Expiration Date: April 2, 2026*	(2,320)
	Adobe, Inc.
(3)	Exercise Price: $235.00, Notional Amount: $(70,500), Expiration Date: April 2, 2026*	(2,655)
	Advanced Micro Devices, Inc.
(8)	Exercise Price: $202.50, Notional Amount: $(162,000), Expiration Date: April 2, 2026*	(3,220)
	Alphabet, Inc. - Class A
(26)	Exercise Price: $275.00, Notional Amount: $(715,000), Expiration Date: April 2, 2026*	(33,540)
	Alphabet, Inc. - Class C
(21)	Exercise Price: $275.00, Notional Amount: $(577,500), Expiration Date: April 2, 2026*	(25,462)
	Altria Group, Inc.
(10)	Exercise Price: $66.00, Notional Amount: $(66,000), Expiration Date: April 2, 2026*	(500)
	Amazon.com, Inc.
(50)	Exercise Price: $200.00, Notional Amount: $(1,000,000), Expiration Date: April 2, 2026*	(42,375)
	American Express Co.
(4)	Exercise Price: $292.50, Notional Amount: $(117,000), Expiration Date: April 2, 2026*	(4,220)
	Amgen, Inc.
(3)	Exercise Price: $350.00, Notional Amount: $(105,000), Expiration Date: April 2, 2026*	(1,493)
	Apple, Inc.
(66)	Exercise Price: $247.50, Notional Amount: $(1,633,500), Expiration Date: April 2, 2026*	(45,210)
	Applied Materials, Inc.
(4)	Exercise Price: $335.00, Notional Amount: $(134,000), Expiration Date: April 2, 2026*	(4,070)

FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	AT&T, Inc.
(41)	Exercise Price: $29.00, Notional Amount: $(118,900), Expiration Date: April 2, 2026*	$(964)
	Bank of America Corp.
(35)	Exercise Price: $47.00, Notional Amount: $(164,500), Expiration Date: April 2, 2026*	(6,422)
	Berkshire Hathaway, Inc. - Class B
(12)	Exercise Price: $470.00, Notional Amount: $(564,000), Expiration Date: April 2, 2026*	(12,210)
	BlackRock, Inc.
(1)	Exercise Price: $935.00, Notional Amount: $(93,500), Expiration Date: April 2, 2026*	(3,055)
	Boeing Co.
(8)	Exercise Price: $190.00, Notional Amount: $(152,000), Expiration Date: April 2, 2026*	(7,340)
	Bristol-Myers Squibb Co.
(11)	Exercise Price: $59.00, Notional Amount: $(64,900), Expiration Date: April 2, 2026*	(1,777)
	Broadcom, Inc.
(25)	Exercise Price: $300.00, Notional Amount: $(750,000), Expiration Date: April 2, 2026*	(27,875)
	Caterpillar, Inc.
(5)	Exercise Price: $695.00, Notional Amount: $(347,500), Expiration Date: April 2, 2026*	(9,387)
	Charles Schwab Corp.
(11)	Exercise Price: $92.00, Notional Amount: $(101,200), Expiration Date: April 2, 2026*	(2,547)
	Chevron Corp.
(16)	Exercise Price: $212.50, Notional Amount: $(340,000), Expiration Date: April 2, 2026*	(856)
	Cisco Systems, Inc.
(71)	Exercise Price: $80.00, Notional Amount: $(568,000), Expiration Date: April 2, 2026*	(462)
	Citigroup, Inc.
(9)	Exercise Price: $108.00, Notional Amount: $(97,200), Expiration Date: April 2, 2026*	(5,040)
	Coca-Cola Co.
(24)	Exercise Price: $76.00, Notional Amount: $(182,400), Expiration Date: April 2, 2026*	(1,416)
	Colgate-Palmolive Co.
(5)	Exercise Price: $84.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(838)

FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	ConocoPhillips
(10)	Exercise Price: $134.00, Notional Amount: $(134,000), Expiration Date: April 2, 2026*	$(1,030)
	Costco Wholesale Corp.
(2)	Exercise Price: $980.00, Notional Amount: $(196,000), Expiration Date: April 2, 2026*	(3,700)
	CVS Health Corp.
(12)	Exercise Price: $70.00, Notional Amount: $(84,000), Expiration Date: April 2, 2026*	(2,712)
	Danaher Corp.
(3)	Exercise Price: $182.50, Notional Amount: $(54,750), Expiration Date: April 2, 2026*	(2,220)
	Deere & Co.
(2)	Exercise Price: $565.00, Notional Amount: $(113,000), Expiration Date: April 2, 2026*	(1,270)
	Eaton Corp. PLC
(4)	Exercise Price: $357.50, Notional Amount: $(143,000), Expiration Date: April 2, 2026*	(2,120)
	Eli Lilly & Co.
(4)	Exercise Price: $880.00, Notional Amount: $(352,000), Expiration Date: April 2, 2026*	(16,600)
	Emerson Electric Co.
(5)	Exercise Price: $126.00, Notional Amount: $(63,000), Expiration Date: April 2, 2026*	(2,450)
	Exxon Mobil Corp.
(35)	Exercise Price: $170.00, Notional Amount: $(595,000), Expiration Date: April 2, 2026*	(6,790)
	FedEx Corp.
(2)	Exercise Price: $345.00, Notional Amount: $(69,000), Expiration Date: April 2, 2026*	(2,475)
	General Electric Co. DBA GE Aerospace
(10)	Exercise Price: $285.00, Notional Amount: $(285,000), Expiration Date: April 2, 2026*	(2,930)
	Gilead Sciences, Inc.
(7)	Exercise Price: $135.00, Notional Amount: $(94,500), Expiration Date: April 2, 2026*	(3,063)
	Goldman Sachs Group, Inc.
(2)	Exercise Price: $800.00, Notional Amount: $(160,000), Expiration Date: April 2, 2026*	(9,105)
	Home Depot, Inc.
(5)	Exercise Price: $322.50, Notional Amount: $(161,250), Expiration Date: April 2, 2026*	(3,650)

FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Honeywell International, Inc.
(6)	Exercise Price: $222.50, Notional Amount: $(133,500), Expiration Date: April 2, 2026*	$(2,610)
	Intel Corp.
(23)	Exercise Price: $43.00, Notional Amount: $(98,900), Expiration Date: April 2, 2026*	(3,692)
	International Business Machines Corp.
(7)	Exercise Price: $235.00, Notional Amount: $(164,500), Expiration Date: April 2, 2026*	(5,582)
	Intuit, Inc.
(2)	Exercise Price: $415.00, Notional Amount: $(83,000), Expiration Date: April 2, 2026*	(3,860)
	Intuitive Surgical, Inc.
(3)	Exercise Price: $455.00, Notional Amount: $(136,500), Expiration Date: April 2, 2026*	(2,685)
	Johnson & Johnson
(13)	Exercise Price: $240.00, Notional Amount: $(312,000), Expiration Date: April 2, 2026*	(6,662)
	JPMorgan Chase & Co.
(14)	Exercise Price: $282.50, Notional Amount: $(395,500), Expiration Date: April 2, 2026*	(16,905)
	Lam Research Corp.
(7)	Exercise Price: $210.00, Notional Amount: $(147,000), Expiration Date: April 2, 2026*	(5,232)
	Lockheed Martin Corp.
(2)	Exercise Price: $615.00, Notional Amount: $(123,000), Expiration Date: April 2, 2026*	(525)
	Lowe's Cos., Inc.
(3)	Exercise Price: $230.00, Notional Amount: $(69,000), Expiration Date: April 2, 2026*	(2,063)
	Mastercard, Inc. - Class A
(5)	Exercise Price: $485.00, Notional Amount: $(242,500), Expiration Date: April 2, 2026*	(8,137)
	McDonald's Corp.
(7)	Exercise Price: $307.50, Notional Amount: $(215,250), Expiration Date: April 2, 2026*	(3,203)
	Medtronic PLC
(12)	Exercise Price: $87.00, Notional Amount: $(104,400), Expiration Date: April 2, 2026*	(642)
	Merck & Co., Inc.
(13)	Exercise Price: $120.00, Notional Amount: $(156,000), Expiration Date: April 2, 2026*	(1,833)

FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Meta Platforms, Inc. - Class A
(11)	Exercise Price: $525.00, Notional Amount: $(577,500), Expiration Date: April 2, 2026*	$(52,717)
	Micron Technology, Inc.
(6)	Exercise Price: $357.50, Notional Amount: $(214,500), Expiration Date: April 2, 2026*	(1,329)
	Microsoft Corp.
(33)	Exercise Price: $355.00, Notional Amount: $(1,171,500), Expiration Date: April 2, 2026*	(52,057)
	Mondelez International, Inc. - Class A
(8)	Exercise Price: $58.00, Notional Amount: $(46,400), Expiration Date: April 2, 2026*	(380)
	Morgan Stanley
(8)	Exercise Price: $157.50, Notional Amount: $(126,000), Expiration Date: April 2, 2026*	(6,000)
	Netflix, Inc.
(22)	Exercise Price: $93.00, Notional Amount: $(204,600), Expiration Date: April 2, 2026*	(7,535)
	NextEra Energy, Inc.
(35)	Exercise Price: $91.00, Notional Amount: $(318,500), Expiration Date: April 2, 2026*	(7,840)
	NIKE, Inc. - Class B
(21)	Exercise Price: $51.00, Notional Amount: $(107,100), Expiration Date: April 2, 2026*	(6,615)
	NVIDIA Corp.
(108)	Exercise Price: $167.50, Notional Amount: $(1,809,000), Expiration Date: April 2, 2026*	(78,840)
	Oracle Corp.
(12)	Exercise Price: $140.00, Notional Amount: $(168,000), Expiration Date: April 2, 2026*	(9,270)
	Palantir Technologies, Inc. - Class A
(16)	Exercise Price: $143.00, Notional Amount: $(228,800), Expiration Date: April 2, 2026*	(7,320)
	PayPal Holdings, Inc.
(6)	Exercise Price: $44.00, Notional Amount: $(26,400), Expiration Date: April 2, 2026*	(873)
	PepsiCo, Inc.
(8)	Exercise Price: $152.50, Notional Amount: $(122,000), Expiration Date: April 2, 2026*	(2,800)
	Pfizer, Inc.
(30)	Exercise Price: $27.00, Notional Amount: $(81,000), Expiration Date: April 2, 2026*	(3,270)

FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Philip Morris International, Inc.
(9)	Exercise Price: $162.50, Notional Amount: $(146,250), Expiration Date: April 2, 2026*	$(3,173)
	Procter & Gamble Co.
(14)	Exercise Price: $143.00, Notional Amount: $(200,200), Expiration Date: April 2, 2026*	(2,933)
	QUALCOMM, Inc.
(6)	Exercise Price: $127.00, Notional Amount: $(76,200), Expiration Date: April 2, 2026*	(1,614)
	RTX Corp.
(13)	Exercise Price: $190.00, Notional Amount: $(247,000), Expiration Date: April 2, 2026*	(5,720)
	S&P 500 Index
(78)	Exercise Price: $6,000.01, Notional Amount: $(46,800,078), Expiration Date: October 22, 2027*	(9,155,398)
	S&P Global, Inc.
(2)	Exercise Price: $405.00, Notional Amount: $(81,000), Expiration Date: April 2, 2026*	(4,510)
	Salesforce, Inc.
(7)	Exercise Price: $180.00, Notional Amount: $(126,000), Expiration Date: April 2, 2026*	(5,162)
	ServiceNow, Inc.
(7)	Exercise Price: $100.00, Notional Amount: $(70,000), Expiration Date: April 2, 2026*	(3,605)
	Southern Co.
(18)	Exercise Price: $96.00, Notional Amount: $(172,800), Expiration Date: April 2, 2026*	(1,800)
	Starbucks Corp.
(11)	Exercise Price: $87.00, Notional Amount: $(95,700), Expiration Date: April 2, 2026*	(3,278)
	Tesla, Inc.
(14)	Exercise Price: $360.00, Notional Amount: $(504,000), Expiration Date: April 2, 2026*	(19,110)
	Texas Instruments, Inc.
(5)	Exercise Price: $190.00, Notional Amount: $(95,000), Expiration Date: April 2, 2026*	(2,613)
	Thermo Fisher Scientific, Inc.
(2)	Exercise Price: $475.00, Notional Amount: $(95,000), Expiration Date: April 2, 2026*	(3,790)
	TJX Cos., Inc.
(6)	Exercise Price: $155.00, Notional Amount: $(93,000), Expiration Date: April 2, 2026*	(2,955)

FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	U.S. Bancorp
(8)	Exercise Price: $51.00, Notional Amount: $(40,800), Expiration Date: April 2, 2026*	$(1,016)
	Uber Technologies, Inc.
(16)	Exercise Price: $69.00, Notional Amount: $(110,400), Expiration Date: April 2, 2026*	(5,280)
	Union Pacific Corp.
(5)	Exercise Price: $240.00, Notional Amount: $(120,000), Expiration Date: April 2, 2026*	(2,125)
	United Parcel Service, Inc. - Class B
(6)	Exercise Price: $95.00, Notional Amount: $(57,000), Expiration Date: April 2, 2026*	(2,067)
	UnitedHealth Group, Inc.
(9)	Exercise Price: $257.50, Notional Amount: $(231,750), Expiration Date: April 2, 2026*	(12,217)
	Verizon Communications, Inc.
(24)	Exercise Price: $50.00, Notional Amount: $(120,000), Expiration Date: April 2, 2026*	(1,188)
	Visa, Inc. - Class A
(11)	Exercise Price: $295.00, Notional Amount: $(324,500), Expiration Date: April 2, 2026*	(8,882)
	Walmart, Inc.
(23)	Exercise Price: $123.00, Notional Amount: $(282,900), Expiration Date: April 2, 2026*	(4,554)
	Walt Disney Co.
(9)	Exercise Price: $92.00, Notional Amount: $(82,800), Expiration Date: April 2, 2026*	(3,758)
	Wells Fargo & Co.
(16)	Exercise Price: $77.00, Notional Amount: $(123,200), Expiration Date: April 2, 2026*	(4,480)
	TOTAL CALL OPTIONS
	(Proceeds $10,950,639)	(9,875,630)
	PUT OPTIONS — (5.0)%
	S&P 500 Index
(78)	Exercise Price: $7,000.01, Notional Amount: $(54,600,078), Expiration Date: October 22, 2027*	(5,499,947)
	TOTAL PUT OPTIONS
	(Proceeds $2,776,722)	(5,499,947)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $13,727,361)	$(15,375,577)

PLC — Public Limited Company

FT Vest Total Return Income Fund: Series B3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

REIT — Real Estate Investment Trust

* Non-income producing security.

1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $14,860,472, which represents 13.56% of the total net assets of the Fund.

2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B3

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$3,886,973	3.5%
Switzerland	2,102,248	1.9%
United States	120,688,761	110.2%
Total Investments	126,677,982	115.6%
Liabilities in Excess of Other Assets	(17,122,173)	(15.6)%
Total Net Assets	$109,555,809	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B3

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	10.9%
Consumer Discretionary	9.0%
Consumer Staples	5.2%
Energy	4.1%
Financials	12.4%
Health Care	9.2%
Industrials	8.4%
Materials	2.3%
Real Estate	1.4%
Technology	31.6%
Utilities	2.6%
Total Common Stocks	97.1%
Purchased Options Contracts	16.7%
Short-Term Investments	1.8%
Total Investments	115.6%
Liabilities in Excess of Other Assets	(15.6)%
Total Net Assets	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B3

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund: Series B3

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$106,421,314	$-	$-	$106,421,314
Short-Term Investments	1,994,637	-	-	1,994,637
Total Investments	108,415,951	-	-	108,415,951
Purchased Options Contracts	-	18,262,031	-	18,262,031
Total Investments and Options	$108,415,951	$18,262,031	$-	$126,677,982

Liabilities
Written Options Contracts	$720,232	$14,655,345	$-	$15,375,577
Total Written Options Contracts	$720,232	$14,655,345	$-	$15,375,577

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.